Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences	12 Months Ended
Dec. 31, 2017
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Disclosure of gains or losses on financial assets and liabilities and exchange differences

Gains (losses) on financial assets and liabilities (net) and Exchange Differences

The breakdown of the balance under this heading, by source of the related items, in the accompanying consolidated income statement is as follows

Gains or losses on financial assets and liabilities and exchange differences: Breakdown by Heading of the Consolidated Income Statements (Millions of euros)
	2017	2016	2015
Gains or (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	985	1,375	1,055
Available-for-sale financial assets	843	1,271	980
Loans and receivables	133	95	76
Other	9	10	(1)
Gains or (losses) on financial assets and liabilities held for trading, net	218	248	(409)
Gains or (losses) on financial assets and liabilities designated at fair value through profit or loss, net	(56)	114	126
Gains or (losses) from hedge accounting, net	(209)	(76)	93
Subtotal Gains or (losses) on financial assets and liabilities	938	1,661	865
Exchange Differences	1,030	472	1,165
Total	1,968	2,133	2,030

The breakdown of the balance (excluding exchange rate differences) under this heading in the accompanying income statements by the nature of financial instruments is as follows

Gains or losses on financial assets and liabilities: Breakdown by nature of the Financial Instrument (Millions of euros)
	2017	2016	2015
Debt instruments	545	906	522
Equity instruments	845	459	(414)
Loans and advances to customers	97	65	88
Trading derivatives and hedge accounting	(470)	109	561
Customer deposits	(96)	87	83
Other	18	35	25
Total	938	1,661	865

The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the accompanying consolidated income statements is as follows

Derivatives - Hedge accounting (Millions of euros)
	2017	2016	2015
Derivatives
Interest rate agreements	165	431	666
Security agreements	(139)	86	751
Commodity agreements	99	(29)	(1)
Credit derivative agreements	(564)	(118)	39
Foreign-exchange agreements	315	186	(1,001)
Other agreements	(137)	(371)	15
Subtotal	(261)	185	468
Hedging Derivatives Ineffectiveness
Fair value hedges	(177)	(76)	80
Hedging derivative	(236)	(330)	(28)
Hedged item	59	254	108
Cash flow hedges	(32)	-	13
Subtotal	(209)	(76)	93
Total	(470)	109	561

In addition, in the years ended December31, 2017, 2016 and 2015, under the heading “Gains or losses on financial assets and liabilities held for trading, net” of the consolidated income statement, net amounts of negative €235 million, positive €151 million and positive €135 million, respectively, were recognized for transactions with foreign exchange trading derivatives